Income Tax	12 Months Ended
Sep. 30, 2023
Income Tax [Abstract]
INCOME TAX

NOTE 16. INCOME TAX

Cayman Islands

Under the current laws of the Cayman Islands, the Group is not subject to tax on income or capital gains. Additionally, upon payments of dividends to the shareholders, no withholding tax will be imposed.

British Virgin Islands

Under the current laws of the BVI, an entity incorporated in the BVI are not subject to tax on income or capital gains.

Hong Kong

In accordance with the relevant tax laws and regulations in Hong Kong, a company with trading activities in Hong Kong is subject to Profits Tax within Hong Kong at the applicable tax rate on its assessable profits. In March 2018, the Hong Kong government introduced a two-tiered Profits Tax rate regime by enacting the Inland Revenue (Amendment) (No.3) Ordinance 2018 (the “Ordinance”). Under the two-tiered Profits Tax rate regime, the first HK$2.0 million of assessable profits of qualifying entity is taxed at 8.25% and the remaining assessable profits at 16.5%. The Ordinance is effective from the year of assessment 2018/19. According to the relevant policy, if no election of the qualifying entity has been made, the whole of the taxpaying entity’s assessable profits will be chargeable to the Profits Tax at the rate of 16.5%. The Group had elected Shine Union to have its qualifying profits of HK$2.0 million charged at half rate. Under the current laws of Hong Kong, payments of dividends are not subject to withholding tax.

Uncertain tax positions

The Group evaluates the level of authority for each uncertain tax position (including the potential application of penalties and interests) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. As of September 30, 2022 and 2023, the Group did not have any significant unrecognized uncertain tax positions.

The Group did not incur any penalty or interest related to potential underpaid income tax expenses for the years ended September 30, 2021, 2022, and 2023, and also does not anticipate any significant increases or decreases in unrecognized tax benefits in the next 12 months from September 30, 2023.

Income before income tax expenses is attributable to the following geographic locations:

		For the Years Ended September 30,
	2021	2022	2023
	HK$	HK$	HK$
Hong Kong	20,605,424	16,342,125	16,169,924
Foreign	(11,498,751)	(6,119,374)	(4,027,930)
Income before income tax expenses	9,106,673	10,222,751	12,141,994

Income tax expenses consisted of the following:

		For the Years Ended September 30,
	2021	2022	2023
	HK$	HK$	HK$
Current income tax expenses	4,203,901	2,392,635	4,056,189
Deferred income tax benefit	(1,119,374)	(420,058)	(1,717,339)
	3,084,527	1,972,577	2,338,850

The tax on the Group’s income before income tax expenses differs from the theoretical amount that would arise using the enacted tax rate of the companies comprising the Group can be reconciled as follows:

		For the Years Ended September 30,
	2021	2022	2023
	HK$	HK$	HK$
Income tax expenses calculated at Hong Kong Profits Tax rate	1,502,601	1,686,755	2,003,428
Income not taxable for tax purposes	(131,208)	(563,875)	(98,101)
Expenses not deductible for tax purposes*	1,898,134	1,014,697	598,523
Tax concession	(20,000)	—	—
Effect on tax expenses due to preferential tax rate	(165,000)	(165,000)	(165,000)
	3,084,527	1,972,577	2,338,850

*	Mainly relate to non-deductible listing expenses.

Deferred tax assets and liabilities, net consisted of the following:

	As of September 30,
	2022	2023
	HK$	HK$
Deferred tax assets:
Decelerated tax depreciation of property and equipment	1,242	11,258
Provision for allowance for doubtful accounts	—	1,407,161
	1,242	1,418,419

Deferred tax liabilities:
Accelerated tax depreciation of property and equipment	(1,768,737)	(1,468,575)
	(1,768,737)	(1,468,575)

Deferred tax liabilities, net	(1,767,495)	(50,156)